Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2013
Deferred tax assets:
Financial loss carry forwards for tonnage tax	$ 19,862	$ 19,341
Valuation allowance	(17,200)	(16,015)
Deferred tax liabilities:
Entrance tax	(82)	(91)	$ (3,000)
Total net deferred tax assets (liabilities)	$ 2,580	$ 3,235